Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Fair Value Of Financial Assets Measured On Recurring Basis

2012

	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$431.3	$—	$—	$431.3
Restricted cash and cash equivalents — current	2.6	—	—	2.6
Restricted cash and cash equivalents — non-current	13.7	—	—	13.7
Available-for-sale equity securities — current	167.9	—	—	167.9

Total	$615.5	$—	$—	$615.5

2011

	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$271.7	$—	$—	$271.7
Restricted cash — current	2.6	—	—	2.6
Restricted cash — non-current	13.7	—	—	13.7
Available-for-sale equity securities — current	0.3	—	—	0.3

Total	$288.3	$—	$—	$288.3

Summary Of Changes In Fair Value Of Level 3 Financial Assets Measured On Recurring Basis

2011

Auction Rate Securities
Beginning balance at January 1, 2011	$0.2
Realized gains included in net investment gains	—
Unrealized losses included in other comprehensive income	—
Disposals	(0.2)

Ending balance at December 31, 2011	$—

Schedule Of Principal Amounts And Fair Values Of Debt Instruments

	2012		2011
	Principal	Fair	Principal	Fair
	Amount	Value	Amount	Value
6.25% Notes	$600.0	$628.1	$—	$—
2016 Notes issued October 2009	—	—	472.1	503.4
2016 Notes issued August 2010	—	—	152.4	161.7

Total debt instruments	$600.0	$628.1	$624.5	$665.1